Directors' and Other Senior Management's Remuneration - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Senior management [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 900,000	¥ 2,000,000
Other senior management [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 400,000	¥ 1,500,000